Victory Pioneer Equity Income VCT Portfolio Expense Example - Victory Pioneer Equity Income VCT Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	442
Expense Example, with Redemption, 10 Years	988
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	$ 1,281